Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2017	2018
	US$ thousands

Cash	12,834	16,147
Cash equivalents *	4,187	10,661
	17,021	26,808

*	Comprised mainly of deposits in banks as at December 31, 2017 and 2018 carrying a weighted average interest rate of 0.07% and 2.79%, respectively.